PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member]	Mar. 28, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	610,500
Purchase price, per unit | $ / shares	$ 10.00
Sale of units, description	Each Private Placement Right will entitle the holder to receive one-twentieth of one share of common stock at the closing of a Business Combination.